GMO International Equity Allocation Fund Expense Example - GMO International Equity Allocation Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	915
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	915
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,092